Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 7 - LEASES:

As of December 31, 2021, the Company has several operating lease agreements for its car and facilities, as follows:

During the fourth quarter of 2019, the Company entered into an office lease agreement. This agreement was through December 31, 2021 with an option by the Company to extend the period for an additional 24 months. The Company exercised the option.

The monthly rent payment is approximately $13 thousand. During June 2020, the Company entered into an additional office lease agreement, expanded the space leased in 2019, through June 30, 2023. The monthly rent payment for this agreement is approximately $15 thousand. During November 2020the Company signed an additional lease agreement, for leasing another office complex through June 30, 2023. The monthly rent payment for this agreement is approximately $12 thousand. On December 31,2021, the Company exercised its option to extend the lease for additional period of 24 months.

The Company leases vehicles to some of its employees. The lease agreement is effective through June 30, 2023 and the monthly payment for this agreement is approximately $12 thousand.

Nanox Korea leases 3 vehicles to some employees. These lease agreements are effective through November 2023 to February 2024 and the monthly payment for these agreements is approximately $ 5 thousand.

In 2021 Nanox Korea leased approximately 390 square meters of space for a temporary fabrication facility and approximately 200 square meters of space for a research and development center in Korea. During 2021 this lease ended due to the transfer of the temporary fabrication facility to the Company’s permanent fabrication facility in Yongin, Geonggi province.

Nanox AI leases its offices in Israel under operating lease agreement which expires in November 22 2024. Nanox AI has an option to extend the period for an additional 24 months through November 2026.  Nanox AI concluded that it is not reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was not included in determining the lease term.

The monthly rent payment for this agreement is approximately $12 thousand and the management fee is $4.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended December 31,	Year ended December 31,
	2021	2020
	(U.S. Dollars in thousands)	(U.S. Dollars In thousands)
Operating lease cost:
Fixed payments	653	276
Short-term lease cost	48	65
Total operating lease cost	701	341

The table below presents supplemental cash flow information related to operating leases:

	Year ended December 31,	Year ended December 31,
	2021	2020
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	507	169

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	194	1,085

The table below presents supplemental balance sheet information related to operating leases:

	December 31,	December 31,
	2021	2020
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Operating leases:
Operating lease right-of-use assets	1,725	1,359

Current maturities of operating leases	881	519
Non-current operating leases	950	923
Total operating lease liabilities	1,831	1,442

	December 31,	December 31,
	2021	2020
Weighted average remaining lease term
Operating leases	2.14	2.67

Weighted average discount rate
Operating leases	5.70%	5.83%

The table below presents maturities of operating lease liabilities:

December 31,
2021
(U.S. Dollars in thousands)

2022	961
2023	745
2024	245
2025 and thereafter	-
Total operating lease payments	1,951
Less: imputed interest	120
Present value of lease liabilities	1,831